Shareholders' Equity (Details)		1 Months Ended								6 Months Ended		12 Months Ended
	Aug. 03, 2017 USD ($) $ / shares	Apr. 30, 2019 shares	Jan. 25, 2019 USD ($) $ / shares shares	Dec. 27, 2018 USD ($) $ / shares shares	Dec. 21, 2018 USD ($) $ / shares shares	Oct. 25, 2018	Oct. 24, 2018 USD ($) $ / shares shares	Apr. 24, 2017 shares	Sep. 30, 2016 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Sep. 26, 2018 Employees	Aug. 22, 2018 Employees
Shareholders' Equity (Textual)
Stock based compensation | $										$ 114,012	$ 1,203,903	$ 4,746,605	$ 6,602,806
Common stock issued, shares | shares		100,000
Recognized total expense | $												22,500	$ 155,001
Gross proceeds from equity | $	$ 7,000,000
Unamortized stock compensation for non-employees | $												$ 104,167
Common stock, shares issued | shares										27,556,121		23,640,621	9,182,470
Strategic Advisory Board Amendments [Member]
Shareholders' Equity (Textual)
Common stock issued, shares | shares												14,458,151
Aggregate shares of common stock | shares							4,000,000
Restricted common stock, description												The SAB Amendments extend the term of the agreements from November 1, 2018 until October 31, 2019 and provide for the following equity-based compensation: (a) for Dr. Frost, an award of 150,000 shares of the Company's unregistered restricted Common Stock and (b) for Mr. Rubin, an award of 100,000 shares of the Company's unregistered restricted Common Stock. The restricted stock vests upon the occurrence of a change of control (as defined in the SAB Amendments).
Purchase price of per share | $ / shares							$ 0.55
Offered shares in private placement | $							$ 5,500,000
Offered shares of common stock, shares | shares							10,000,000
Strategic Advisory Board Amendments [Member] | Maximum [Member]
Shareholders' Equity (Textual)
Offered shares in private placement | $					$ 5,500,000
Strategic Advisory Board Amendments [Member] | Minimum [Member]
Shareholders' Equity (Textual)
Offered shares in private placement | $					$ 5,000,000
Prime Government Contractor [Member]
Shareholders' Equity (Textual)
Common stock issued, shares | shares			3,915,500
Aggregate shares of common stock | shares					1,957,750
Common stock per price | $ / shares					$ 0.50
Minimum of goods and services | $					$ 4,000,000
Stock Award Agreements [Member]
Shareholders' Equity (Textual)
Stock based compensation | $												$ 944,300
Common Stock [Member]
Shareholders' Equity (Textual)
Common stock issued, shares | shares			4,015,500	4,000,000
Aggregate shares of common stock | shares													500,250
Conversion of 2016 related party convertible notes and accrued interest, Shares | shares												6,177,411
Conversion of 2017 related party convertible note and accrued interest,Shares | shares												4,030,740
Common stock per price | $ / shares			$ 0.50	$ 0.50
Aggregate amount | $			$ 2,007,750	$ 2,000,000
Preferred Stock [Member]
Shareholders' Equity (Textual)
Preferred stock converted shares | shares								100,100
Aggregate shares of common stock | shares								250,250
Stock Compensation Plan [Member]
Shareholders' Equity (Textual)
Aggregate shares of common stock | shares									1,349,000
Shares vest upon consummation of equity and/or debt financing | $									$ 5,000,000
Stock Compensation Plan [Member] | Five Management Employees and Four Directors [Member]
Shareholders' Equity (Textual)
Number of management employees | Employees														5	5
Strategic Advisory Board Amendments [Member]
Shareholders' Equity (Textual)
Recognized total expense | $												$ 20,833
Restricted common stock, description						The SAB Amendments extend the term of the agreements from November 1, 2018 until October 31, 2019 and provide for the following equity-based compensation: (a) for Dr. Frost, an award of 150,000 shares of the Company's unregistered restricted Common Stock and (b) for Mr. Rubin, an award of 100,000 shares of the Company's unregistered restricted Common Stock. The restricted stock vests upon the occurrence of a change of control (as defined in the SAB Amendments).
Warrant term	5 years
Warrant exercise price | $ / shares	$ 1.00
Unamortized stock compensation | $										$ 41,667
Expense | $										$ 62,500
Description of equity based compensation										The SAB Amendments extend the term of the agreements from May 1, 2017 until April 30, 2018 and provide for the following equity based compensation: (a) for Dr. Frost, a warrant to purchase 2,000,000 shares of the Company's Common Stock (the "Frost Warrant") and an award of 150,000 shares of the Company's unregistered restricted Common Stock and (b) for Mr. Rubin, an award of 100,000 shares of the Company's unregistered restricted Common Stock. The restricted stock vests upon the occurrence of a change of control (as defined in the SAB Amendments). The Warrant has a term of five years and exercise price of $1.00 per share subject to proportional adjustment in the event of stock splits, stock dividends and similar corporate events. The Company recognized $22,500 expense for the pro rata portion of shares earned by the two members during the six months ended June 30, 2018, amortizing the expense over the 12 months of the service agreement regardless of the vesting condition.